SUMMARY OF ABOUT STOCK OPTION ACTIVITY (Details) - Freight App Inc [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 $ / shares shares
Number of warrants - Beginning balance | shares		1,565,863	94,753
Average exercise price - Beginning balance | $ / shares	$ 0.25		$ 0.52
Number of Options, Granted | shares		1,185,308	1,662,716
Weighted Average Exercise Price Options, Granted | $ / shares	1.45		$ 0.25
Number of Options, Forfeited/Expired | shares		(8,839)	(189,853)
Weighted Average Exercise Price Options, Forfeited/Expired | $ / shares	0.25		$ 0.38
Number of Options, Exercised | shares			(1,753)
Weighted Average Exercise Price Options, Exercised | $ / shares			$ 0.25
Weighted Average Remaining Contractual Term, Ending Balance		6 years 6 months 29 days	5 years 11 months 1 day
Number of warrants - Ending balance | shares		2,742,332	1,565,863
Average exercise price - Ending balance | $ / shares	0.77		$ 0.25
Aggregate Intrinsic Value, Ending Balance | $		$ 854,217
Number of warrants - Exercisable | shares		1,527,994
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.53
Weighted Average Remaining Contractual Term, Exercisable		4 years 11 months 4 days
Aggregate Intrinsic Value, Exercisable | $		$ 640,828